Taxes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Taxes
Note 24 – Taxes
ITAÚ UNIBANCO HOLDING and each one of its subsidiaries calculate separately, in each fiscal year, Income Tax and Social Contribution on Net Income.
Taxes are calculated at the rates shown below and consider, for effects of respective calculation bases, the legislation in force applicable to each charge.

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income	15.00%
Constitutional Amendment (EC) No.
 103/2019
: disseminated on November 12, 2019, it provides for the Social Security and other matters, also addressing the increase of the tax rate of Social Contribution on Net Income for banks set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, which will be 20% as from March 1, 2020. For the other financial subsidiaries and equivalent companies, the tax rate remains at 15%, and for the non-financial
ones at 9%.
a) Expenses for taxes and contributions
Breakdown of income tax and social contribution expense calculation:

Due on operations for the period	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Net income before income tax and social contribution	31,243	30,608	30,582
Charges (income tax and social contribution) at the rates in effect	(12,497)	(13,774)	(13,762)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net	372	147	169
Foreign exchange variation on investiments abroad	711	4,381	397
Interest on capital	3,012	3,791	3,873
Corporate reorganizations (Note 2.4 a IV)	—	628	628
Dividends and interest on external debt bonds	543	516	420
Other nondeductible expenses net of non taxable income (*)	(1,233)	1,747	3,736
Income tax and social contribution expenses	(9,092)	(2,564)	(4,539)
Related to temporary differences
Increase / (reversal) for the period	5,750	(2,650)	(2,888)
Increase / (reversal) of prior periods	(88)	245	70
(Expenses) / Income related to deferred taxes	5,662	(2,405)	(2,818)

Total income tax and social contribution expenses	(3,430)	(4,969)	(7,357)

(*)	Includes temporary (additions) and exclusions.

b) Deferred taxes
I – The deferred tax asset balance and its changes, segregated based on its origin and disbursements, are represented by:

	12/31/2018	Realization / Reversal	Increase	12/31/2019
Reflected in income	37,252	(13,667)	19,795	43,380
Provision for expected loss	18,563	(4,712)	9,009	22,860
Relating to tax losses and social contribution loss carryforwards	4,391	(2,339)	533	2,585
Provision for profit sharing	1,844	(1,844)	2,162	2,162
Provision for devaluation of securities with permanent impairment	1,729	(902)	703	1,530
Provisions	4,464	(1,552)	3,296	6,208

Civil lawsuits	1,586	(651)	478	1,413
Labor claims	2,037	(790)	2,004	3,251
Tax and social security lawsuits	841	(111)	814	1,544
Goodwill on purchase of investments	60	(60)	—	—
Legal obligations	676	(57)	104	723
Adjustments of operations carried out on the futures settlement market	98	(98)	84	84
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	631	(631)	738	738
Provision relating to health insurance operations	343	—	5	348
Other	4,453	(1,472)	3,161	6,142
Reflected in stockholders’ equity	1,888	(509)	975	2,354
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	383	(163)	546	766
Cash flow hedge	1,149	(93)	131	1,187
Other	356	(253)	298	401

Total (1)(2)(3)	39,140	(14,176)	20,770	45,734

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 38,914 and R$ 1,058, respectively.
(2)
The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

(3)
The deferred tax asset balance comprises its annual revaluation and effects caused by EC 103/2019 in tax rate of the Social Contribution on Net Income, which was increased from 15% to 20%, reaching the institutions set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, totaling R$ 1,614.

	12/31/2017	Realization / Reversal	Increase	12/31/2018
Reflected in income	48,810	(23,511)	11,953	37,252
Provision for expected loss	24,686	(9,746)	3,623	18,563
Relating to tax losses and social contribution loss carryforwards	7,595	(3,649)	445	4,391
Provision for profit sharing	1,829	(1,829)	1,844	1,844
Provision for devaluation of securities with permanent impairment	2,228	(1,843)	1,344	1,729
Provisions	5,194	(2,124)	1,394	4,464

Civil lawsuits	1,974	(610)	222	1,586
Labor claims	2,200	(1,280)	1,117	2,037
Tax and social security lawsuits	1,020	(234)	55	841
Goodwill on purchase of investments	141	(163)	82	60
Legal obligations	488	(61)	249	676
Adjustments of operations carried out in futures settlement market	277	(277)	98	98
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	429	(429)	631	631
Provision relating to health insurance operations	341	(5)	7	343
Other	5,602	(3,385)	2,236	4,453
Reflected in stockholders’ equity	2,192	(785)	481	1,888
Corporate reorganizations (Note 2,4 a IV)	628	(628)	—	—
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	327	(157)	213	383
Cash flow hedge	983	—	166	1,149
Other	254	—	102	356

Total (*)	51,002	(24,296)	12,434	39,140

(*)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 32,781 and R$ 447, respectively.

II – The provision for deferred tax and contributions and respective changes are as follows:

	12/31/2018	Realization / reversal	Increase	12/31/2019
Reflected in income	6,144	(3,863)	4,329	6,610
Depreciation in excess – finance lease	346	(144)	—	202
Adjustment of escrow deposits and provisions	1,348	(29)	212	1,531
Post-employment benefits	287	(56)	51	282
Adjustments of operations carried out on the futures settlement market	923	(923)	1,330	1,330
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	1,790	(1,790)	1,149	1,149
Taxation of results abroad – capital gains	659	(142)	64	581
Other	791	(779)	1,523	1,535
Reflected in stockholders’ equity	662	(262)	868	1,268
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	474	(107)	861	1,228
Cash flow hedge	168	(142)	4	30
Post-employment benefits	7	—	3	10
Other	13	(13)	—	—

Total (*)	6,806	(4,125)	5,197	7,878

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 38,914 and R$ 1,058, respectively.

	12/31/2017	Realization / reversal	Increase	12/31/2018
Reflected in income	14,569	(11,385)	2,960	6,144
Depreciation in excess – finance lease	613	(267)	—	346
Adjustment of escrow deposits and provisions	1,280	(11)	79	1,348
Post-employment benefits	304	(143)	126	287
Adjustments of operations carried out on the futures settlement market	1,421	(1,421)	923	923
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	7,592	(7,592)	1,790	1,790
Taxation of results abroad – capital gains	1,973	(1,314)	—	659
Other	1,386	(637)	42	791
Reflected in stockholders’ equity	955	(311)	18	662
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	767	(302)	9	474
Cash flow hedge	166	—	2	168
Post-employment benefits	9	(9)	7	7
Other	13	—	—	13

Total (*)	15,524	(11,696)	2,978	6,806

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 32,781 and R$ 447, respectively.

III –	The estimate of realization and present value of tax credits and from the Provision for Deferred Income Tax and Social Contribution are:

	Deferred tax assets
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%	Deferred tax liabilities	%	Net deferred taxes	%
2020	12,987	30%	1,184	46%	14,171	31%	(1,487)	19%	12,684	33%
2021	10,614	25%	177	7%	10,791	23%	(614)	8%	10,177	27%
2022	6,598	15%	44	2%	6,642	15%	(542)	7%	6,100	16%
2023	4,276	10%	37	1%	4,313	9%	(284)	3%	4,029	11%
2024	2,062	5%	559	21%	2,621	6%	(437)	6%	2,184	6%
After 2024	6,612	15%	584	23%	7,196	16%	(4,514)	57%	2,682	7%
Total	43,149	100%	2,585	100%	45,734	100%	(7,878)	100%	37,856	100%

Present value (*)	40,354	2,381		42,735		(6,923)			35,812

(*)	The average funding rate, net of tax effects, was used to determine the present value.
Projections of future taxable income include estimates of macroeconomic variables, exchange rates, interest rates, volumes of financial operations and services fees and others factors, which can vary in relation to actual data and amounts.
Net income in the financial statements is not directly related to the taxable income, due to differences between accounting criteria and the tax legislation, in addition to corporate aspects. Accordingly, it is recommended that changes in realization of deferred tax assets presented below are not considered as an indication of future net income.

IV –
At December 31, 2018, temporary effects brought by Law nº. 13,169/2015 were considered, which increased the social contribution tax rate from 15% to 20% until December 31, 2018, and tax credits were accounted based on their likelihood of realization. At December 31, 2019, deferred tax assets not accounted for correspond to R$ 605 and result from Management’s evaluation of their perspectives of realization in the long term (there are no unaccounted deferred tax assets at 12/31/2018).

c) Tax liabilities

	12/31/2019	12/31/2018
Taxes and contributions on income payable	3,083	615
Other Taxes and Contributions payable	914	1,443
Provision for deferred income tax and social contribution (Note 24b II)	1,058	447
Other	2,836	2,779

Total	7,891	5,284